PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
Prepaid Expenses And Other Current Assets
SCHEDULE OF PREPAID EXPENSES AND OTHER ASSETS

	December 31, 2024	December 31, 2025
	RMB	RMB

VAT-input deductible	79,151	71,300
Prepaid marketing expense	2,716	9,767
Prepaid consulting and professional service fees	2,741	3,184
Prepaid rental expense	109	1,048
Prepaid insurance cost	298	456
Others	1,962	1,711
	86,977	87,466